Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.25475%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$656,525.73

Principal:
Principal Collections	$12,795,666.62
Prepayments in Full	$5,677,135.76
Liquidation Proceeds	$164,942.43
Recoveries	$44,777.62
Sub Total	$18,682,522.43
Collections	$19,339,048.16

Purchase Amounts:
Purchase Amounts Related to Principal	$123,966.15
Purchase Amounts Related to Interest	$363.61
Sub Total	$124,329.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,463,377.92

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,463,377.92
Servicing Fee	$236,730.94	$236,730.94	$0.00	$0.00	$19,226,646.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,226,646.98
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,226,646.98
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,226,646.98
Interest - Class A-3 Notes	$101,468.51	$101,468.51	$0.00	$0.00	$19,125,178.47
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$18,965,028.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,965,028.55
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$18,895,099.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,895,099.80
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$18,844,577.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,844,577.63
Regular Principal Payment	$17,596,799.64	$17,596,799.64	$0.00	$0.00	$1,247,777.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,247,777.99
Residual Released to Depositor	$0.00	$1,247,777.99	$0.00	$0.00	$0.00
Total		$19,463,377.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,596,799.64
Total					$17,596,799.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,596,799.64	$47.09	$101,468.51	$0.27	$17,698,268.15	$47.36
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$17,596,799.64	$13.52	$382,069.35	$0.29	$17,978,868.99	$13.81

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$72,048,646.54	0.1927981	$54,451,846.90	0.1457101
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$239,868,646.54	0.1843555	$222,271,846.90	0.1708312

Pool Information
Weighted Average APR	2.420%	2.419%
Weighted Average Remaining Term	26.23	25.45
Number of Receivables Outstanding	24,995	24,152
Pool Balance	$284,077,132.17	$265,120,638.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,891,116.68	$248,294,317.04
Pool Factor	0.2014205	0.1879797

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$16,826,321.75
Targeted Overcollateralization Amount	$42,848,791.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,848,791.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$194,782.42
(Recoveries)		101	$44,777.62
Net Loss for Current Collection Period			$150,004.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6337%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.3008%
Second Prior Collection Period			0.1188%
Prior Collection Period			-0.0090%
Current Collection Period			0.6555%
Four Month Average (Current and Prior Three Collection Periods)			0.5166%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,095	$12,560,285.57
(Cumulative Recoveries)			$2,521,873.74
Cumulative Net Loss for All Collection Periods			$10,038,411.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7118%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,058.25
Average Net Loss for Receivables that have experienced a Realized Loss			$3,243.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	185	$2,863,691.98
61-90 Days Delinquent	0.16%	26	$428,531.13
91-120 Days Delinquent	0.09%	12	$246,512.92
Over 120 Days Delinquent	0.19%	27	$502,490.45
Total Delinquent Receivables	1.52%	250	$4,041,226.48

Repossession Inventory:
Repossessed in the Current Collection Period		17	$312,378.51
Total Repossessed Inventory		32	$543,595.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3410%
Prior Collection Period			0.3281%
Current Collection Period			0.2691%
Three Month Average			0.3127%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4442%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer